STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - .6%
Aptiv	14,470	[a]	1,537,293
BorgWarner	9,390		378,605
Gentex	115,817		3,599,592
Harley-Davidson	132,645	[b]	4,666,451
Lear	11,804		1,663,892
Thor Industries	7,630		579,651
			12,425,484
Banks - 3.6%
Citizens Financial Group	26,980		1,116,432
Comerica	15,510		1,290,587
Cullen/Frost Bankers	6,220		777,376
East West Bancorp	98,487		7,242,734
F.N.B.	47,780		580,527
Fifth Third Bancorp	255,793		10,085,918
First Hawaiian	25,045		641,402
First Horizon	9,460		215,972
First Republic Bank	11,815		1,831,679
Huntington Bancshares	913,675		12,681,809
KeyCorp	391,903		7,822,384
M&T Bank	3,655		657,790
MGIC Investment	71,255		992,582
PacWest Bancorp	5,825		183,954
Popular	106,790		8,725,811
Regions Financial	126,240		2,788,642
Signature Bank	37,388		8,085,903
SVB Financial Group	5,767	[a]	2,817,583
Synovus Financial	30,815		1,314,260
Truist Financial	95,015		4,726,046
Umpqua Holdings	22,490		396,948
UWM Holdings	21,055	[b]	85,273
Webster Financial	39,042		1,916,572
Wintrust Financial	8,355		730,143
Zions Bancorp	31,720		1,809,309
			79,517,636
Capital Goods - 9.2%
A.O. Smith	4,665		280,460
Advanced Drainage Systems	124,376		13,620,416
AECOM	17,410		1,216,088
Air Lease	8,345		313,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Capital Goods - 9.2% (continued)
Allegion	41,632		4,648,213
Altra Industrial Motion	41,703		1,635,175
AMETEK	118,454		14,388,607
Axon Enterprise	70,287	[a]	7,124,290
BWX Technologies	51,323		2,627,738
Carrier Global	38,505		1,513,632
ChargePoint Holdings	27,600	[a,b]	353,004
CNH Industrial	557,173		8,318,593
Cummins	6,041		1,263,294
Curtiss-Wright	23,137		3,284,991
Donaldson	26,780		1,400,058
Dover	55,045		7,371,076
Eaton	40,913		5,670,542
Fastenal	19,190		1,027,816
Flowserve	14,725		463,837
Fluence Energy	20,135	[a,b]	197,323
Fortune Brands Home & Security	44,482		3,084,827
Generac Holdings	30,607	[a]	7,562,378
General Dynamics	6,817		1,533,211
Graco	40,767		2,580,551
HEICO, Cl. A	47,933		5,612,475
Hexcel	66,916		3,844,324
Howmet Aerospace	144,053		5,152,776
IDEX	60,744		11,635,513
Ingersoll Rand	26,105		1,230,851
ITT	21,146		1,560,998
L3Harris Technologies	11,685		2,814,916
Lincoln Electric Holdings	11,160		1,515,751
Masco	120,998		6,859,377
Maxar Technologies	49,543		1,479,354
MDU Resources Group	23,020		630,288
Mercury Systems	70,541	[a]	4,219,057
Nordson	12,997		2,831,786
nVent Electric	61,572		2,179,649
Oshkosh	18,516		1,720,322
Owens Corning	13,495		1,289,852
PACCAR	22,335		1,939,571
Parker-Hannifin	30,568		8,319,693
Quanta Services	69,563		8,277,997
Resideo Technologies	84,931	[a]	2,006,070
Rockwell Automation	9,508		2,027,106
Sensata Technologies Holding	30,148		1,448,008
Shoals Technologies Group, Cl. A	15,780	[a,b]	246,168
Snap-on	3,705		822,065

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Capital Goods - 9.2% (continued)
Spirit AeroSystems Holdings, Cl. A	9,680		304,146
Stanley Black & Decker	16,676		1,979,274
Textron	89,339		5,832,943
The Timken Company	22,040		1,345,983
Trane Technologies	18,780		2,592,767
TransDigm Group	8,180	[a]	4,951,927
United Rentals	12,836	[a]	3,827,438
Vertiv Holdings	30,385		333,931
W.W. Grainger	4,434		2,159,668
Watsco	22,542		5,762,411
Westinghouse Air Brake Technologies	19,895		1,879,282
Xylem	25,277		2,129,587
			204,243,299
Commercial & Professional Services - 4.0%
ASGN	29,575	[a]	2,816,427
Cintas	12,968		5,165,543
Clarivate	637,343	[a]	9,413,556
Copart	110,639	[a]	12,671,485
CoStar Group	216,643	[a]	13,202,224
Dun & Bradstreet Holdings	7,605	[a]	131,338
Equifax	14,959		3,030,394
IAA	11,520	[a]	449,626
Jacobs Engineering Group	12,785		1,791,051
Legalzoom.com	16,115	[a,b]	211,107
Leidos Holdings	18,922		1,977,349
ManpowerGroup	1,925		172,499
Nielsen Holdings	905		23,132
Republic Services	28,571		3,823,943
Ritchie Bros Auctioneers	129,424		7,790,031
Robert Half International	27,032		2,436,935
Science Applications International	24,688		2,136,993
TransUnion	31,756		2,756,738
Verisk Analytics	58,843		10,292,818
Waste Connections	58,946		7,517,973
			87,811,162
Consumer Durables & Apparel - 3.9%
Callaway Golf	49,698	[a]	1,078,944
Capri Holdings	21,955	[a]	1,070,087
D.R. Horton	12,075		907,436
Garmin	44,027		4,650,132
Hanesbrands	51,240		608,219
Hasbro	156,345		14,031,964
Leggett & Platt	22,780		892,293
Lululemon Athletica	55,139	[a]	16,138,634

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Consumer Durables & Apparel - 3.9% (continued)
Mohawk Industries	20,289	[a]	2,870,082
Newell Brands	240,611		5,158,700
NVR	555	[a]	2,470,094
Peloton Interactive, Cl. A	388,080	[a,b]	5,417,597
Polaris	41,699	[b]	4,443,028
PulteGroup	38,310		1,733,911
Skechers USA, CI. A	165,262	[a]	6,511,323
Tapestry	181,831		6,273,169
Tempur Sealy International	100,898		2,660,680
Toll Brothers	25,915		1,307,930
Under Armour, Cl. A	360,514	[a]	3,814,238
Whirlpool	28,724	[b]	5,292,110
			87,330,571
Consumer Services - 4.3%
ADT	534,054	[b]	3,994,724
Aramark	307,678		10,605,661
Carnival	60,300	[a,b]	836,964
Chegg	4,825	[a]	93,895
Chipotle Mexican Grill	2,787	[a]	3,908,907
Churchill Downs	382		77,328
Darden Restaurants	27,915		3,489,375
Domino's Pizza	4,984		1,810,039
DraftKings, Cl. A	135,905	[a,b]	1,841,513
Expedia Group	167,525	[a]	21,666,008
Frontdoor	13,494	[a]	333,842
H&R Block	3,915		137,965
Hilton Worldwide Holdings	19,703		2,775,365
Hyatt Hotels, Cl. A	3,080	[a]	272,241
International Game Technology	66,916	[b]	1,433,341
Las Vegas Sands	51,884	[a]	1,839,807
Marriott International, Cl. A	15,136		2,597,035
Membership Collective Group, Cl. A	227,337	[a,b]	2,021,026
MGM Resorts International	51,420		1,798,157
Norwegian Cruise Line Holdings	359,690	[a,b]	5,758,637
Penn National Gaming	5,345	[a]	170,826
Planet Fitness, Cl. A	157,921	[a]	11,112,901
Royal Caribbean Cruises	21,203	[a]	1,231,258
Service Corp. International	32,565		2,280,527
Six Flags Entertainment	27,440	[a]	805,364
Terminix Global Holdings	102,390	[a]	4,444,750
The Wendy's Company	27,605		514,557
Travel + Leisure	9,205		470,468
Wyndham Hotels & Resorts	52,573		4,212,674
Wynn Resorts	4,875	[a,b]	322,237

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Consumer Services - 4.3% (continued)
Yum China Holdings	30,155		1,370,846
			94,228,238
Diversified Financials - 4.6%
Ally Financial	58,030		2,555,641
Ameriprise Financial	55,329		15,285,743
Ares Management, Cl. A	150,631		10,720,408
Capital One Financial	40,713		5,205,564
Credit Acceptance	1,043	[a,b]	620,908
Discover Financial Services	59,781		6,784,546
Equitable Holdings	41,880		1,273,571
Evercore, Cl. A	9,198		1,050,412
Franklin Resources	27,270		738,472
Intercontinental Exchange	66,185		6,776,682
Invesco	43,145		834,424
KKR & Co.	20,610		1,129,634
LPL Financial Holdings	55,626		10,913,265
MSCI	3,382		1,496,028
Nasdaq	19,414		3,014,218
Northern Trust	19,900		2,223,825
Raymond James Financial	89,408		8,805,794
SLM	211,460		4,142,501
Starwood Property Trust	66,080	[c]	1,578,651
State Street	50,969		3,694,743
T. Rowe Price Group	17,895		2,274,276
Tradeweb Markets, Cl. A	39,679		2,682,697
Upstart Holdings	2,964	[a,b]	149,386
Virtu Financial, Cl. A	11,510		300,756
Voya Financial	120,869	[b]	8,292,822
			102,544,967
Energy - 6.3%
Baker Hughes	63,210		2,274,296
Cheniere Energy	25,110		3,434,295
ConocoPhillips	47,451		5,331,594
Continental Resources	13,190	[b]	897,843
Coterra Energy	50,675		1,739,673
Devon Energy	136,610		10,232,089
Diamondback Energy	57,256		8,704,057
DT Midstream	10,030		582,743
EQT	561,285		26,784,520
Halliburton	149,765		6,065,482
Hess	30,550		3,759,788
HF Sinclair	4,910		241,081
Marathon Oil	141,040		4,432,887
Marathon Petroleum	70,024		7,127,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Energy - 6.3% (continued)
New Fortress Energy	13,272	[b]	618,342
NOV	56,370		1,127,400
Occidental Petroleum	59,865		4,149,243
ONEOK	25,660		1,689,711
Phillips 66	24,805		2,500,592
Pioneer Natural Resources	73,725		20,491,126
Schlumberger	169,311		7,781,534
Targa Resources	22,185		1,597,764
The Williams Companies	24,340		902,040
Valero Energy	137,805		17,859,528
			140,325,371
Food & Staples Retailing - .3%
Albertsons, Cl. A	3,525		107,689
Casey's General Stores	3,018		632,392
Grocery Outlet Holding	10,395	[a,b]	397,609
The Kroger Company	37,655		1,994,585
US Foods Holding	132,820	[a]	4,398,998
			7,531,273
Food, Beverage & Tobacco - 1.9%
Archer-Daniels-Midland	18,945		1,720,585
Beyond Meat	12,244	[a,b]	323,854
Brown-Forman, Cl. B	21,662		1,432,291
Bunge	15,695		1,857,032
Coca-Cola Europacific Partners	60,099		3,193,060
Conagra Brands	248,601		8,176,487
Darling Ingredients	3,450	[a]	276,242
Freshpet	28,531	[a,b]	2,053,376
Ingredion	6,635		628,268
Keurig Dr. Pepper	68,586		2,382,678
Lamb Weston Holdings	17,296		1,168,864
McCormick & Co.	29,770		2,760,274
Molson Coors Beverage, Cl. B	134,518		7,511,485
Monster Beverage	18,807	[a]	1,676,080
The Hain Celestial Group	14,670	[a]	386,554
The Hershey Company	10,259		2,171,933
The J.M. Smucker Company	1,779		223,033
Tyson Foods, Cl. A	38,890		3,484,933
			41,427,029
Health Care Equipment & Services - 7.4%
ABIOMED	49,185	[a]	12,970,084
agilon health	14,400	[a,b]	275,040
Alcon	62,192		4,647,608
Align Technology	35,456	[a]	9,844,004
AmerisourceBergen	49,078		7,596,784

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Health Care Equipment & Services - 7.4% (continued)
Centene	169,595	[a]	13,811,817
Cerner	20,590		1,952,961
Certara	4,625	[a]	93,980
Change Healthcare	28,360	[a]	683,192
Cigna	8,219		2,205,076
DaVita	12,890	[a]	1,256,646
Definitive Healthcare	4,170	[a]	81,524
Dentsply Sirona	15,876		628,055
DexCom	34,580	[a]	10,302,765
Encompass Health	117,502		7,701,081
Envista Holdings	14,515	[a]	624,726
Figs, Cl. A	15,845	[a]	141,021
HCA Healthcare	16,038		3,374,395
HealthEquity	20,336	[a]	1,272,627
Henry Schein	22,740	[a]	1,947,454
Humana	9,503		4,316,548
IDEXX Laboratories	24,875	[a]	9,741,547
Inspire Medical Systems	11,959	[a]	2,114,710
Insulet	21,742	[a]	4,641,482
Laboratory Corp. of America Holdings	33,445		8,251,550
Masimo	12,419	[a]	1,744,000
Molina Healthcare	17,063	[a]	4,952,024
Novocure	13,157	[a,b]	1,057,560
Oak Street Health	20,545	[a]	387,890
Penumbra	3,449	[a,b]	506,727
Quest Diagnostics	16,544		2,333,035
QuidelOrtho	1,597	[a]	151,763
ResMed	19,620		3,991,885
Signify Health, CI. A	33,580	[a]	457,695
Steris	39,508		9,015,726
Tandem Diabetes Care	4,276	[a]	291,495
Teladoc Health	82,018	[a]	2,795,994
Teleflex	2,037		586,126
The Cooper Companies	17,719		6,214,762
Universal Health Services, Cl. B	26,325		3,280,358
Veeva Systems, Cl. A	16,395	[a]	2,791,413
Zimmer Biomet Holdings	98,905		11,889,370
Zimvie	1,955	[a]	42,560
			162,967,060
Household & Personal Products - .5%
Church & Dwight	93,012		8,376,661
Coty, Cl. A	81,095	[a]	574,964
The Clorox Company	9,182		1,334,696
			10,286,321

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Insurance - 3.1%
Aflac	27,463		1,663,434
Alleghany	4,611	[a]	3,844,560
American Financial Group	10,223		1,444,510
American International Group	56,171		3,296,114
Aon, Cl. A	14,008		3,861,585
Arch Capital Group	126,941	[a]	6,024,620
Assurant	17,375		3,069,989
Assured Guaranty	22,525		1,325,596
Cincinnati Financial	18,094		2,313,499
Everest Re Group	23,864		6,741,580
Fidelity National Financial	38,340		1,621,782
First American Financial	6,095		369,296
Globe Life	27,163		2,650,294
Lincoln National	29,615		1,715,597
Markel	3,599	[a]	4,928,579
Old Republic International	46,780		1,118,978
Principal Financial Group	37,100		2,705,703
Prudential Financial	6,660		707,625
Reinsurance Group of America	64,056		8,061,448
The Hanover Insurance Group	2,953		432,910
The Hartford Financial Services Group	53,110		3,851,006
The Travelers Companies	9,607		1,720,037
Unum Group	42,355		1,543,840
W.R. Berkley	58,087		4,131,728
			69,144,310
Materials - 4.4%
Albemarle	12,121		3,156,551
Alcoa	4,750		293,170
Ashland Global Holdings	9,861		1,055,324
Avery Dennison	22,609		3,901,409
Axalta Coating Systems	80,612	[a]	2,189,422
Ball	27,110		1,921,828
Celanese	21,213		3,320,259
CF Industries Holdings	8,844		873,522
Cleveland-Cliffs	19,285	[a]	447,026
Corteva	158,386		9,918,131
Crown Holdings	33,091		3,456,024
DuPont de Nemours	55,044		3,734,735
Eastman Chemical	12,448		1,371,272
FMC	46,765		5,732,454
Freeport-McMoRan	134,017		5,237,384
Huntsman	38,360		1,390,550
International Flavors & Fragrances	12,210		1,613,796
International Paper	2,950		142,928

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Materials - 4.4% (continued)
LyondellBasell Industries, Cl. A	10,725		1,225,331
Martin Marietta Materials	6,915		2,346,813
Newmont	183,259		12,434,123
Nucor	10,169		1,346,986
Olin	46,142		3,035,682
Packaging Corp. of America	16,505		2,595,906
PPG Industries	15,017		1,899,500
Reliance Steel & Aluminum	9,199		1,788,286
Royal Gold	9,890		1,118,361
RPM International	2,980		262,538
Sealed Air	29,410		1,828,714
Sonoco Products	14,300		836,121
Steel Dynamics	35,115		2,998,119
Sylvamo	194		9,844
The Chemours Company	485		20,899
The Mosaic Company	71,821		4,499,586
Valvoline	27,071		905,796
Vulcan Materials	41,121		6,779,619
WestRock	19,221		932,026
			96,620,035
Media & Entertainment - 2.5%
Activision Blizzard	82,270		6,407,188
Altice USA, Cl. A	35,360	[a]	402,397
DISH Network, Cl. A	15,915	[a,b]	363,339
Fox, Cl. A	28,045		995,878
InterActiveCorp	13,255	[a]	1,130,651
Liberty Broadband, Cl. A	2,552	[a]	311,370
Liberty Broadband, Cl. C	13,908	[a]	1,740,864
Liberty Media Corp-Liberty Formula One, Cl. C	122,203	[a,b]	7,612,025
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[a,b]	421,775
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[a]	839,262
Live Nation Entertainment	72,338	[a]	6,875,727
Loyalty Ventures	2,295	[a]	24,327
Match Group	44,173	[a]	3,479,949
News Corporation, Cl. A	66,975		1,165,365
Nexstar Media Group, Cl. A	2,490		436,298
Omnicom Group	23,400		1,745,874
Paramount Global, Cl. B	18,096	[b]	621,236
Pinterest, Cl. A	43,527		855,306
Playtika Holding	20,600	[a]	305,086
Roku	19,382	[a]	1,839,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Media & Entertainment - 2.5% (continued)
Spotify Technology	28,233	[a]	3,183,835
Take-Two Interactive Software	13,263	[a]	1,651,671
The Interpublic Group of Companies	55,660		1,793,922
The New York Times Company, Cl. A	17,640		608,404
TripAdvisor	8,300	[a]	206,172
Twitter	208,609	[a]	8,260,916
Vimeo	29,579	[a]	257,042
Warner Bros Discovery	164,854	[a]	3,041,556
			56,576,787
Pharmaceuticals Biotechnology & Life Sciences - 6.1%
10X Genomics, CI. A	38,873	[a,b]	1,989,909
Agilent Technologies	36,870		4,703,137
Alnylam Pharmaceuticals	7,849	[a]	987,404
Avantor	157,330	[a]	5,040,853
Biohaven Pharmaceutical Holding	53,249	[a]	7,653,479
BioMarin Pharmaceutical	50,971	[a]	3,829,451
Bio-Techne	14,874		5,499,364
Catalent	96,808	[a]	9,977,032
Charles River Laboratories International	14,450	[a]	3,382,456
CureVac	1,475	[a,b]	27,730
Elanco Animal Health	369,968	[a]	8,768,242
Exact Sciences	16,340	[a]	813,895
Exelixis	15,925	[a]	291,905
Horizon Therapeutics	105,475	[a]	9,460,053
ICON	26,968	[a]	6,035,169
Illumina	14,601	[a]	3,496,647
Incyte	14,730	[a]	1,117,860
Ionis Pharmaceuticals	17,320	[a]	632,526
Iovance Biotherapeutics	15,665	[a]	105,739
IQVIA Holdings	17,533	[a]	3,773,978
Jazz Pharmaceuticals	2,052	[a]	307,143
Mettler-Toledo International	3,004	[a]	3,863,504
Moderna	11,368	[a]	1,652,111
Neurocrine Biosciences	90,267	[a]	8,439,062
Organon & Co.	12,330		468,047
QIAGEN	28,976	[a]	1,331,447
Repligen	41,892	[a]	6,889,977
Royalty Pharma, CI. A	16,315		671,199
Sage Therapeutics	6,397	[a]	200,034
Sarepta Therapeutics	170,042	[a]	12,382,458
Seagen	8,113	[a]	1,100,772
Sotera Health	3,255	[a]	69,332
Ultragenyx Pharmaceutical	9,485	[a]	444,846
United Therapeutics	35,040	[a]	8,071,114

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.1% (continued)
Viatris	556,503		6,828,292
Waters	7,571	[a]	2,482,909
West Pharmaceutical Services	4,337		1,346,118
			134,135,194
Real Estate - 5.6%
Alexandria Real Estate Equities	33,934	[c]	5,631,347
American Campus Communities	25,130	[c]	1,633,450
American Homes 4 Rent, Cl. A	72,441	[c]	2,677,419
Americold Realty Trust	17,540		485,683
Apartment Income REIT	17,839	[c]	800,258
AvalonBay Communities	7,330	[c]	1,524,347
Brixmor Property Group	79,420	[c]	1,936,260
Camden Property Trust	19,110	[c]	2,742,094
CBRE Group, Cl. A	121,371	[a]	10,054,374
Cousins Properties	89,872	[c]	3,105,078
CubeSmart	13,560	[c]	603,827
Digital Realty Trust	52,594	[c]	7,341,596
Douglas Emmett	25	[c]	707
Duke Realty	88,210	[c]	4,660,134
Equinix	5,324	[c]	3,658,067
Equity Lifestyle Properties	52,700	[c]	3,989,390
Equity Residential	150,810	[c]	11,586,732
Essex Property Trust	21,823	[c]	6,194,459
Extra Space Storage	22,840	[c]	4,070,088
Federal Realty Investment Trust	6,272	[c]	721,092
Healthcare Trust of America, Cl. A	11,800	[c]	354,590
Healthpeak Properties	91,990	[c]	2,731,183
Highwoods Properties	27,540	[c]	1,082,047
Host Hotels & Resorts	64,354	[c]	1,286,436
Hudson Pacific Properties	24,345	[c]	484,709
Iron Mountain	8,705	[b,c]	469,199
Kilroy Realty	35,371	[c]	2,147,020
Kimco Realty	91,134	[c]	2,155,319
Lamar Advertising, Cl. A	30,765	[c]	3,013,432
Life Storage	11,322	[c]	1,321,957
Medical Properties Trust	63,770	[c]	1,184,847
Mid-America Apartment Communities	6,670	[c]	1,207,270
National Retail Properties	17,080	[c]	756,644
Omega Healthcare Investors	27,920	[c]	831,178
Park Hotels & Resorts	33,980	[c]	613,679
Rayonier	24,799	[c]	1,022,215
Realty Income	34,746	[c]	2,370,372
Regency Centers	68,142	[c]	4,647,966

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Real Estate - 5.6% (continued)
SBA Communications	2,160	[c]	727,078
Simon Property Group	22,995	[c]	2,636,377
SL Green Realty	13,614	[c]	840,937
Spirit Realty Capital	23,674	[c]	994,071
STORE Capital	25,790	[c]	711,546
UDR	28,390	[c]	1,357,042
Ventas	25,565	[c]	1,450,558
VICI Properties	44,120	[b,c]	1,361,102
Vornado Realty Trust	14,250	[c]	498,180
Welltower	77,269	[c]	6,883,895
Weyerhaeuser	28,152	[c]	1,112,567
WP Carey	9,295	[c]	782,081
Zillow Group, Cl. C	62,817	[a]	2,506,398
			122,958,297
Retailing - 4.8%
Advance Auto Parts	5,581		1,059,609
AutoZone	5,652	[a]	11,641,142
Bath & Body Works	25,435		1,043,344
Best Buy	25,041		2,054,864
Burlington Stores	38,229	[a]	6,433,941
CarMax	16,745	[a]	1,662,276
Chewy, Cl. A	45,090	[a,b]	1,118,232
Coupang	110,562	[a]	1,493,693
Dollar Tree	76,755	[a]	12,306,129
Etsy	39,497	[a,b]	3,203,997
Farfetch, Cl. A	121,671	[a]	1,091,389
Five Below	3,867	[a]	504,992
Foot Locker	17,950		591,991
Genuine Parts	7,796		1,065,947
Kohl's	30,965		1,248,509
LKQ	72,196		3,710,152
Nordstrom	13,130	[b]	347,026
Ollie's Bargain Outlet Holdings	80,725	[a]	3,791,653
O'Reilly Automotive	25,269	[a]	16,100,649
Pool	32,307		12,878,216
Qurate Retail, Ser. A	65,235		235,498
Ross Stores	95,860		8,150,017
The Gap	26,140	[b]	288,324
Tractor Supply	11,968		2,242,324
Ulta Beauty	23,989	[a]	10,149,746
Victoria's Secret & Co.	12,270	[a]	505,647
Wayfair, Cl. A	11,465	[a]	680,906
Williams-Sonoma	7,545	[b]	965,156
			106,565,369

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Semiconductors & Semiconductor Equipment - 2.0%
Enphase Energy	7,025	[a]	1,307,985
Entegris	3,999		443,729
First Solar	5,955	[a]	420,483
GlobalFoundries	5,145	[a,b]	307,105
KLA	7,155		2,610,502
Marvell Technology	76,714		4,537,633
Microchip Technology	103,440		7,514,916
MKS Instruments	4,098		506,103
Monolithic Power Systems	2,853		1,284,963
NVIDIA	22,756		4,249,000
NXP Semiconductors	13,471		2,556,257
ON Semiconductor	13,705	[a]	831,619
Qorvo	60,296	[a]	6,738,078
Skyworks Solutions	86,883		9,458,952
Universal Display	6,433		812,552
Wolfspeed	10,420	[a]	783,897
			44,363,774
Software & Services - 12.2%
Affirm Holdings	32,608	[a,b]	929,328
Akamai Technologies	16,890	[a]	1,706,566
Alteryx, Cl. A	7,525	[a]	418,766
Anaplan	6,435	[a]	422,136
Ansys	41,930	[a]	10,916,895
Aspen Technology	2,270	[a]	439,160
Avalara	6,225	[a]	527,071
Bill.com Holdings	39,279	[a]	4,644,349
Black Knight	14,860	[a]	1,009,143
BlackLine	74,534	[a,b]	5,457,379
Block	86,775	[a]	7,593,680
Bread Financial Holdings	5,653		311,480
Broadridge Financial Solutions	62,513		9,140,651
Cadence Design Systems	9,580	[a]	1,472,733
Check Point Software Technologies	21,400	[a]	2,676,712
Citrix Systems	11,990		1,207,273
Cloudflare, Cl. A	3,675	[a]	205,800
Cognizant Technology Solutions, Cl. A	56,221		4,199,709
CrowdStrike Holdings, CI. A	13,224	[a]	2,115,708
Datadog, Cl. A	18,210	[a]	1,737,052
Datto Holding	1,905	[a]	66,885
DigitalOcean Holdings	36,696	[a,b]	1,792,600
DocuSign	34,185	[a]	2,868,463
Dolby Laboratories, Cl. A	57,840		4,489,541
DoubleVerify Holdings	5,875	[a]	130,719
DXC Technology	15,730	[a]	554,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Software & Services - 12.2% (continued)
Dynatrace	12,410	[a]	467,485
Elastic	6,475	[a]	399,184
EPAM Systems	25,843	[a]	8,748,372
Euronet Worldwide	109,334	[a]	13,246,907
Everbridge	10,035	[a]	414,546
EVERTEC	43,357		1,644,965
Fastly, CI. A	21,005	[a]	274,115
Fidelity National Information Services	50,777		5,306,196
Fiserv	73,970	[a]	7,410,315
FLEETCOR Technologies	4,275	[a]	1,063,663
Fortinet	6,566	[a]	1,931,323
Gartner	38,783	[a]	10,176,659
Global Payments	142,440		18,665,338
HubSpot	44,871	[a]	15,152,488
Informatica, Cl. A	4,780	[a]	97,512
Intuit	29,784		12,344,277
Jack Henry & Associates	13,910		2,616,749
Jamf Holding	555	[a,b]	14,286
Mandiant	30,045	[a]	662,492
MongoDB	3,612	[a]	856,586
N-Able	11,270	[a]	112,700
nCino	10,915	[a]	356,593
NortonLifeLock	202,209		4,921,767
Nutanix, Cl. A	11,340	[a]	183,708
Okta	13,797	[a]	1,145,841
Palo Alto Networks	10,882	[a]	5,471,252
Paychex	23,210		2,874,094
Paycom Software	5,762	[a]	1,638,367
Paycor HCM	3,860	[a]	94,647
Paylocity Holding	771	[a]	134,817
Pegasystems	3,215		159,271
Procore Technologies	7,110	[a]	323,505
RingCentral, Cl. A	11,245	[a]	710,009
Roper Technologies	30,940		13,689,094
Sabre	49,775	[a]	373,810
ServiceNow	19,438	[a]	9,086,682
Shift4 Payments, Cl. A	2,220	[a]	101,343
Shopify, Cl. A	10,306	[a]	3,865,987
Smartsheet, Cl. A	11,499	[a]	409,939
SolarWinds	14,305	[a]	166,510
Splunk	110,308	[a]	11,313,188
SS&C Technologies Holdings	159,691		10,218,627
Synopsys	5,795	[a]	1,849,764
The Trade Desk, Cl. A	73,127	[a]	3,806,260

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Software & Services - 12.2% (continued)
The Western Union Company	10,315		187,114
Turing Holding	5,060	[a]	87,589
Twilio, Cl. A	78,453	[a]	8,250,902
Tyler Technologies	23,646	[a]	8,413,720
Unity Software	2,752	[a]	109,997
Verisign	13,314	[a]	2,323,959
WEX	3,636	[a]	619,138
Wix.com	7,078	[a]	445,985
Zendesk	44,313	[a]	4,052,424
Zoom Video Communications, CI. A	13,427	[a]	1,442,731
Zscaler	11,060	[a]	1,693,175
			269,161,777
Technology Hardware & Equipment - 4.7%
Amphenol, Cl. A	278,218		19,714,527
Arista Networks	7,460	[a]	763,009
CDW	3,923		666,361
Ciena	11,675	[a]	593,323
Cognex	73,319		3,550,106
Corning	16,580		593,896
F5	6,940	[a]	1,131,498
Flex	145,118	[a]	2,477,164
Hewlett Packard Enterprise	23,265		362,934
HP	54,780		2,127,655
Jabil	15,780		970,786
Keysight Technologies	100,132	[a]	14,579,219
Lumentum Holdings	50,518	[a,b]	4,348,589
Motorola Solutions	17,464		3,837,539
NetApp	56,289		4,049,994
Nokia, ADR	1,594,372		7,987,804
Pure Storage, Cl. A	27,470	[a]	651,863
TE Connectivity	46,168		5,973,678
Teledyne Technologies	1,768	[a]	716,305
Trimble	143,466	[a]	9,762,861
Viasat	4,280	[a,b]	169,017
Western Digital	201,520	[a]	12,230,249
Xerox Holdings	29,495		555,096
Zebra Technologies, Cl. A	17,187	[a]	5,812,472
			103,625,945
Telecommunication Services - .0%
Lumen Technologies	61,970	[b]	758,513
Transportation - 1.7%
Alaska Air Group	90,381	[a]	4,361,787
American Airlines Group	39,040	[a,b]	697,645
Copa Holdings, Cl. A	8,759	[a]	619,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Transportation - 1.7% (continued)
Delta Air Lines	4,115	[a]	171,554
Expeditors International of Washington	49,383		5,374,846
FedEx	10,551		2,369,544
GXO Logistics	4,090	[a]	221,964
J.B. Hunt Transport Services	23,397		4,037,854
JetBlue Airways	36,505	[a]	392,064
Landstar System	21,379		3,237,422
Lyft, Cl. A	475,454	[a]	8,406,027
Norfolk Southern	13,558		3,249,310
Ryder System	14,205		1,136,684
Southwest Airlines	17,995	[a]	825,251
United Airlines Holdings	34,750	[a]	1,655,142
			36,756,355
Utilities - 4.2%
Alliant Energy	4,790		305,698
Ameren	53,545		5,096,948
American Electric Power	32,270		3,292,508
American Water Works	22,414		3,390,117
Avangrid	7,750	[b]	368,822
Brookfield Renewable, Cl. A	3,435		124,278
CenterPoint Energy	269,500		8,637,475
CMS Energy	45,405		3,225,571
Constellation Energy	167,249		10,382,818
DTE Energy	35,495		4,710,541
Edison International	56,337		3,938,520
Entergy	57,425		6,909,376
Essential Utilities	19,250		890,505
Eversource Energy	43,050		3,974,376
Exelon	150,516		7,397,861
FirstEnergy	7,295		313,393
Hawaiian Electric Industries	3,320		143,324
IDACORP	1,345		146,632
NiSource	43,570		1,370,276
NRG Energy	65,635		3,021,835
Pinnacle West Capital	23,700		1,840,305
PPL	222,387		6,711,640
Public Service Enterprise Group	12,840		880,054
The AES	70,645		1,557,016
UGI	11,375		486,167
Vistra Energy	297,125		7,835,186
WEC Energy Group	20,550		2,159,188
Xcel Energy	42,585		3,208,354
			92,318,784
Total Common Stocks (cost $1,213,447,768)			2,163,623,551

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell Mid-Cap Growth ETF		75,202	[b]	6,448,571
SPDR S&P MidCap 400 ETF Trust		19,773	[b]	9,080,355
Total Exchange-Traded Funds (cost $15,709,223)				15,528,926
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $28,414,208)	0.80	28,414,208	[d]	28,414,208

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $25,702,894)	0.80	25,702,894	[d]	25,702,894
Total Investments (cost $1,283,274,093)		101.1%		2,233,269,579
Liabilities, Less Cash and Receivables		(1.1%)		(24,005,351)
Net Assets		100.0%		2,209,264,228

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $64,820,947 and the value of the collateral was $67,806,431, consisting of cash collateral of $25,702,894 and U.S. Government & Agency securities valued at $42,103,537. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,163,623,551	-	-	2,163,623,551
Exchange-Traded Funds	15,528,926	-	-	15,528,926
Investment Companies	54,117,102	-	-	54,117,102

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized appreciation on investments was $949,995,486, consisting of $1,018,711,305 gross unrealized appreciation and $68,715,819 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.